N-2	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0002036272
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	TCW Private Asset Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
TCW Private Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified,
closed-end
management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 3, 2024, and commenced investment operations on April 1, 2025. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”).
The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and produce current income. The Fund seeks to achieve its investment objective primarily by allocating its assets across a wide range of private credit strategies, with a focus on asset-backed credit strategies.
TCW Asset Backed Finance Management Company LLC (the “Adviser”) serves as the Fund’s investment adviser and is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended.
As of June 30, 2025 the Fund offers two separate classes of common shares of beneficial interest (“Shares”) designated as Class A (“Class A Shares”) and Class I (“Class I Shares”).
The Fund’s Shares are not listed for trading on any national securities exchange and the Fund does not currently intend to list its Shares for trading on any national securities exchange. Accordingly, there is currently no secondary market for the Fund’s Shares and the Fund does not expect any secondary market to develop.
Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares daily. The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV per Share. Subject to applicable law and approval of the Board of Trustees (the “Board”, and each of the trustees on the Board, a “Trustee”), for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted.
TCW Funds Distributors LLC (the “Distributor”) serves as the principal underwriter and distributor of the Fund’s Shares. Class A Shares are subject to a distribution and shareholder servicing plan under which they pay fees. Class I Shares do not pay such fees. The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares.

Risk Factors [Table Text Block]
Note 4. Risk Factors
Investing in the Fund involves risks, including the risk that a Shareholder may receive little or no return on their investment or that a Shareholder may lose part or all of their investment. Below is a summary of some of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see “Principal Risks of the Fund” in the Fund’s prospectus. Shareholders should consider carefully the following principal risks before investing in the Fund:
Market Risk:
 The Fund may be materially adversely affected by market, economic and political conditions and natural and man-made
disasters, including pandemics, wars and supply chain disruptions, globally and in the jurisdictions and sectors in which the Fund invests.
Credit Risk:
 One of the fundamental risks associated with the Fund’ investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.
Interest Rate Risk:
 The Fund is exposed to risks associated with changes in interest rates.
Asset-Backed Securities Risk:
 Asset-backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses.

Private Credit Risk:
 Because the private credit investments pursued by the Fund are not typically registered under the federal securities laws like stocks and bonds, investors in loans have less protection against improper practices than investors in registered securities.
Valuation Risk:
 Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments.
Counterparty Risk:
 The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.
Closed-end Interval Fund — Liquidity Risks:
 Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that a shareholder will be able to sell all of the Shares that the shareholder desires to sell. The Fund should therefore be considered to offer limited liquidity.
Industry Risks:
 The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including real estate, infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility.
Use of Leverage — Risk of Borrowing by the Fund:
 The Fund may borrow money, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund.
Risks Relating to Fund’s RIC Status:
 To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk:
 The Fund may be materially adversely affected by market, economic and political conditions and natural and man-made
disasters, including pandemics, wars and supply chain disruptions, globally and in the jurisdictions and sectors in which the Fund invests.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk:
 One of the fundamental risks associated with the Fund’ investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.

Asset-Backed Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk:
 Asset-backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Credit Risk:
 Because the private credit investments pursued by the Fund are not typically registered under the federal securities laws like stocks and bonds, investors in loans have less protection against improper practices than investors in registered securities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk:
 Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk:
 The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.

Closed-end Interval Fund — Liquidity Risks
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end Interval Fund — Liquidity Risks:
 Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that a shareholder will be able to sell all of the Shares that the shareholder desires to sell. The Fund should therefore be considered to offer limited liquidity.

Industry Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry Risks:
 The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including real estate, infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility.

Use of Leverage — Risk of Borrowing by the Fund
General Description of Registrant [Abstract]
Risk [Text Block]
Use of Leverage — Risk of Borrowing by the Fund:
 The Fund may borrow money, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund.

Risks Relating to Fund's RIC Status
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s RIC Status:
 To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Interest Rate Risk: The Fund is exposed to risks associated with changes in interest rates.